Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves
Beginning balance	$ 65.8		$ 53.3		$ 53.6
Charged to Costs and Expenses	13.7		11.1		15.1
Charged To Other Accounts	4.5	[1],[2]	20.2	[1],[2]	5.6	[1],[2]
Deductions	(13.7)	[3]	(18.8)	[3]	(21.0)	[3]
Ending balance	70.3		65.8		53.3
Tax Valuation Allowance
Movement in Valuation Allowances and Reserves
Beginning balance	545.2		298.6		257.5
Charged to Costs and Expenses	4.4		308.4		73.5
Charged To Other Accounts	15.0	[1],[2]	(6.8)	[1],[2]	2.5	[1],[2]
Deductions	(13.9)	[3]	(55.0)	[3]	(34.9)	[3]
Ending balance	$ 550.7		$ 545.2		$ 298.6

[1]	Amounts represent the impact of foreign currency translation, acquisitions and net transfers to/from other accounts.
[2]	(c)Refer to Note Q, Income Taxes, of the Notes to Consolidated Financial Statements in Item 8 for further discussion.
[3]	With respect to the allowance for doubtful accounts, deductions represent amounts charged-off less recoveries of accounts previously charged-off.